Employee Benefit Plans (Estimated Fair Value on a Recurring Basis) (Details) - Pension Benefits - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 165	$ 155	$ 148
Separate account assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	147	155
Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18	0
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45	72
Level 1 | Separate account assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45	72
Level 1 | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	102	83
Level 2 | Separate account assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	102	83
Level 2 | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18	0
Level 3 | Separate account assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 18	$ 0